POST-EMPLOYMENT BENEFITS - Contributions to Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Employer contribution	$ 177	$ 150
Employee contribution	32	34
Total contribution	$ 209	$ 184